UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-2320



                             VESTAUR SECURITIES FUND
            (known as Vestaur Securities, Inc. prior to May 21, 2004)
 _____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:   11/30

Date of reporting period:  7/1/2004 - 6/30/2005

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02320
Reporting Period: 07/01/2004 - 06/30/2005
Vestaur Securities, Inc.









=========================== VESTAUR SECURITIES, INC. ===========================

========== END NPX REPORT

Vestaur Securities Fund

The Fund held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                VESTAUR SECURITIES FUND


                                By:   /s/ Dung Vukhac
                                   ---------------------------------------
                                    Dung Vukhac
                                    President


Date:  August 30, 2005
     --------------------------